SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 11 – SEGMENT INFORMATION

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its chief executive officers, who review financial information presented on a consolidated basis. The CODM uses consolidated operating margin and net income (loss) to assess financial performance and allocate resources. These financial metrics are used by the CODM to make key operating decisions, such as the allocation of budget between cost of revenues, sales and marketing, professional fees, and general and administrative expenses.

The following table presents selected financial information with respect to the Company’s single operating segment for the three months ended March 31, 2025 and 2024:

	For the Three Months Ended
	March 31, 2025	March 31, 2024
Revenue	$-	$-

Operating expenses
General and administrative expenses	1,067,070	76,520
Professional fees	292,131	114,391
Total operating expenses	1,359,201	190,911
Operating loss	(1,359,201)	(190,911)
Operating margin	(100)%	(100)%

Other income (expenses)
Interest income	6	1
Change in fair value of earnout shares liability	1,039,282	-
Change in fair value of warrants liability	234,195	-
Interest expense	(222,363)	(31,786)
Total other income (expense)	1,051,120	(31,785)
Loss before income tax expense	(308,081)	(222,696)
Income tax expense	-	-
Net loss	$(308,081)	$(222,696)

The Company’s had no long-lived tangible assets as of March 31, 2025 and December 31, 2024.

NOTE 12 – SEGMENT INFORMATION

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its chief executive officers, who review financial information presented on a consolidated basis. The CODM uses consolidated operating margin and net income (loss) to assess financial performance and allocate resources. These financial metrics are used by the CODM to make key operating decisions, such as the allocation of budget between cost of revenues, sales and marketing, professional fees, and general and administrative expenses.

The following table presents selected financial information with respect to the Company’s single operating segment for the years ended December 31, 2024 and 2023:

	For the Years Ended
	December 31, 2024	December 31, 2023

Revenue	$-	$-

Operating expenses
General and administrative expenses	396,434	42,918
Professional fees	438,461	349,031
Total operating expenses	834,895	391,949
Operating loss	(834,895)	(391,949)
Operating margin	-100.0%	-100.0%

Other income (expenses)
Interest income	13	7
Change in fair value of earnout shares liability	18,731,514	-
Change in fair value of warrants liability	(397,553)	-
Forbearance fee expense	(13,226,926)	-
Interest expense	(168,886)	(109,353)
Total other income (expense)	4,938,162	(109,346)
Income (loss) before income tax expense	4,103,267	(501,295)
Income tax expense	(200)	-
Net income (loss)	$4,103,067	$(501,295)

The Company’s had no long-lived tangible assets for the years ended December 31, 2024 and 2023.